Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 3.2%
Bank of America Corp.	184,830	$7,531,822
Citizens Financial Group, Inc.	21,291	916,578
Fifth Third Bancorp	14,928	637,276
M&T Bank Corp.	4,342	747,302
Wells Fargo & Co.	83,888	4,904,931
		14,737,909

Consumer Discretionary Products - 1.5%
BorgWarner, Inc.	13,874	472,687
DR Horton, Inc.	9,012	1,701,105
General Motors Co.	15,661	779,605
Lennar Corp., - Class A	7,855	1,430,081
Masco Corp.	10,723	853,122
Mohawk Industries, Inc. (a)	3,799	589,377
NVR, Inc. (a)	120	1,100,695
		6,926,672

Consumer Discretionary Services - 0.7%
Chipotle Mexican Grill, Inc. (a)	18,276	1,024,918
Domino's Pizza, Inc.	990	410,068
Las Vegas Sands Corp.	14,476	564,419
McDonald's Corp.	4,195	1,210,929
		3,210,334

Consumer Staple Products - 7.0%
Altria Group, Inc.	52,588	2,827,657
Coca-Cola Co.	110,342	7,996,485
Colgate-Palmolive Co.	26,980	2,873,370
Conagra Brands, Inc.	17,178	535,954
General Mills, Inc.	13,271	959,360
Keurig Dr Pepper, Inc.	36,609	1,340,255
Kimberly-Clark Corp.	12,004	1,736,499
McCormick & Co., Inc.	7,194	575,736
Philip Morris International, Inc.	47,091	5,805,849
Procter & Gamble Co.	45,472	7,800,267
		32,451,432

Financial Services - 5.1%
American Express Co.	17,547	4,538,532
CBOE Global Markets, Inc.	5,038	1,034,805
Corpay, Inc. (a)	2,495	787,297
Fiserv, Inc. (a)	7,456	1,301,818
Intercontinental Exchange, Inc.	18,351	2,964,604
MasterCard, Inc. - Class A	17,649	8,530,468
Moody's Corp.	4,275	2,085,088
Nasdaq, Inc.	20,916	1,507,625
Synchrony Financial	17,456	877,339
		23,627,576

Health Care - 12.9%
Abbott Laboratories	25,178	2,851,912
AbbVie, Inc.	24,969	4,901,664
Agilent Technologies, Inc.	3,875	553,815
Boston Scientific Corp. (a)	21,048	1,721,516
Cardinal Health, Inc.	8,177	921,711
Cencora, Inc.	5,458	1,307,573
Centene Corp. (a)	15,005	1,182,844
Cigna Group	4,480	1,620,909
DaVita, Inc. (a)	4,424	667,670
Elevance Health, Inc.	5,683	3,164,806
Eli Lilly & Co.	13,548	13,006,351
Gilead Sciences, Inc.	23,975	1,894,025
HCA Healthcare, Inc.	8,089	3,199,928
Intuitive Surgical, Inc. (a)	4,788	2,358,712
Johnson & Johnson	42,365	7,026,659
Merck & Co., Inc.	53,689	6,359,462
Quest Diagnostics, Inc.	5,159	809,808
Regeneron Pharmaceuticals, Inc. (a)	1,814	2,149,028
Thermo Fisher Scientific, Inc.	4,854	2,985,550
Universal Health Services, Inc. - Class B	3,675	874,540
		59,558,483

Industrial Products - 5.6%
3M Co.	17,219	2,319,227
Amphenol Corp. - Class A	45,942	3,098,788
Cummins, Inc.	3,673	1,149,098
Dover Corp.	3,889	723,471
General Dynamics Corp.	5,546	1,660,250
L3Harris Technologies, Inc.	4,786	1,132,703
Lockheed Martin Corp.	7,176	4,076,686
Northrop Grumman Corp.	3,247	1,698,863
Parker-Hannifin Corp.	2,853	1,712,371
Snap-on, Inc.	1,720	488,033
TE Connectivity, Ltd.	17,225	2,645,760
Trane Technologies PLC	5,913	2,138,495
Veralto Corp.	8,109	911,695
Wabtec Corp.	6,920	1,173,424
Xylem, Inc.	5,085	699,340
		25,628,204

Industrial Services - 2.5%
Cintas Corp.	2,851	2,295,397
CSX Corp.	49,922	1,710,827
Delta Air Lines, Inc.	11,715	497,770
Expeditors International of Washington, Inc.	3,800	468,958
FedEx Corp.	3,673	1,097,382
Republic Services, Inc.	10,794	2,247,419
Union Pacific Corp.	7,823	2,003,392
United Rentals, Inc.	1,023	758,309
WW Grainger, Inc.	670	659,897
		11,739,351

Insurance - 8.4%
Allstate Corp.	9,828	1,856,902
Arch Capital Group Ltd. (a)	13,742	1,554,083
Berkshire Hathaway, Inc. - Class B (a)	50,937	24,241,937
Cincinnati Financial Corp.	7,388	1,012,378
Everest Group Ltd.	2,125	833,510
Hartford Financial Services Group, Inc.	12,234	1,420,368
Marsh & McLennan Cos., Inc.	13,867	3,154,881
Progressive Corp.	18,222	4,595,588
		38,669,647

Materials - 2.1%
Avery Dennison Corp.	2,255	500,272
CF Industries Holdings, Inc.	7,429	617,275
DuPont de Nemours, Inc.	7,637	643,417
Ecolab, Inc.	8,333	2,109,749
Linde PLC	3,164	1,513,183
LyondellBasell Industries NV - Class A	5,873	579,665
Nucor Corp.	3,409	517,861
Packaging Corp. of America	4,183	876,506
Sherwin-Williams Co.	6,786	2,506,545
		9,864,473

Media - 12.1%
Alphabet, Inc. - Class A	127,273	20,793,863
Booking Holdings, Inc.	318	1,243,135
Comcast Corp. - Class A	111,167	4,398,878
Electronic Arts, Inc.	4,866	738,756
Expedia Group, Inc. (a)	4,373	608,241
Fox Corp. - Class A	13,902	575,126
GoDaddy, Inc. - Class A (a)	14,235	2,383,082
Meta Platforms, Inc. - Class A	42,575	22,194,773
News Corp., - Class A	24,695	699,609
VeriSign, Inc. (a)	11,859	2,180,870
		55,816,333

Oil & Gas - 3.4%
ConocoPhillips	13,413	1,526,265
Devon Energy Corp.	14,076	630,323
Diamondback Energy, Inc.	4,530	883,848
EOG Resources, Inc.	5,758	741,746
Exxon Mobil Corp.	94,321	11,124,219
Marathon Petroleum Corp.	4,118	729,380
		15,635,781

Real Estate - 2.2%
American Tower Corp.	10,643	2,384,671
AvalonBay Communities, Inc.	4,245	958,224
Camden Property Trust	5,010	627,252
CBRE Group, Inc. - Class A (a)	8,089	931,367
Equity Residential	10,587	792,754
Mid-America Apartment Communities, Inc.	4,116	668,315
Regency Centers Corp.	9,040	657,118
Simon Property Group, Inc.	8,318	1,392,017
VICI Properties, Inc.	26,250	878,850
Welltower, Inc.	7,295	880,361
		10,170,929

Renewable Energy - 0.4%
First Solar, Inc. (a)	8,620	1,959,929

Retail & Wholesale - Discretionary - 2.6%
eBay, Inc.	12,170	719,247
Home Depot, Inc.	11,478	4,229,643
O'Reilly Automotive, Inc. (a)	1,163	1,314,155
Ross Stores, Inc.	8,083	1,217,381
TJX Cos., Inc.	33,571	3,936,871
Ulta Beauty, Inc. (a)	1,354	477,745
		11,895,042

Retail & Wholesale - Staples - 3.5%
Kroger Co.	24,917	1,325,834
Target Corp.	5,004	768,714
Walmart, Inc.	180,083	13,907,810
		16,002,358

Software & Tech Services - 7.2%
Adobe, Inc. (a)	4,937	2,835,862
Cognizant Technology Solutions Corp., - Class A	28,629	2,226,477
Fortinet, Inc. (a)	32,343	2,481,032
Leidos Holdings, Inc.	6,540	1,036,655
Microsoft Corp.	53,787	22,436,709
Salesforce, Inc.	9,701	2,453,383
		33,470,118

Tech Hardware & Semiconductors - 15.1%
Apple, Inc.	100,592	23,035,568
Applied Materials, Inc.	11,829	2,333,388
F5, Inc. (a)	9,997	2,030,891
KLA Corp.	3,281	2,688,550
Lam Research Corp.	2,539	2,084,544
Motorola Solutions, Inc.	8,477	3,747,173
NetApp, Inc.	18,603	2,245,754
NVIDIA Corp.	200,334	23,913,870
QUALCOMM, Inc.	19,079	3,344,549
Skyworks Solutions, Inc.	17,865	1,957,825
Teledyne Technologies, Inc. (a)	5,012	2,169,194
		69,551,306

Telecommunications - 2.3%
AT&T, Inc.	224,339	4,464,346
T-Mobile US, Inc.	31,128	6,185,756
		10,650,102

Utilities - 1.8%
American Electric Power Co., Inc.	10,623	1,065,274
Consolidated Edison, Inc.	7,132	724,326
Duke Energy Corp.	18,726	2,133,828
Entergy Corp.	4,400	531,036
Exelon Corp.	31,596	1,203,492
NRG Energy, Inc.	7,515	638,850
Pinnacle West Capital Corp.	5,613	491,250
PPL Corp.	23,570	752,119
Southern Co.	11,151	963,446
		8,503,621
TOTAL COMMON STOCKS (Cost $415,552,287)		460,069,600

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.18% (b)	1,222,601	1,222,601
TOTAL SHORT-TERM INVESTMENTS (Cost $1,222,601)		1,222,601

TOTAL INVESTMENTS - 99.9% (Cost $416,774,888)		461,292,201
Other Assets in Excess of Liabilities - 0.1%		476,964
TOTAL NET ASSETS - 100.0%		$461,769,165

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Multi-Factor U.S. Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$460,069,600	$–	$–	$460,069,600
Money Market Funds	1,222,601	–	–	1,222,601
Total Investments	$461,292,201	$–	$–	$461,292,201

Refer to the Schedule of Investments for further disaggregation of investment categories.